Capital Stock (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended				12 Months Ended				12 Months Ended
	Mar. 03, 2012	Feb. 26, 2011	Feb. 27, 2010	Apr. 04, 2012	Mar. 03, 2012 Capital Stock and Additional Paid-In Capital [Member]	Feb. 26, 2011 Capital Stock and Additional Paid-In Capital [Member]	Feb. 27, 2010 Capital Stock and Additional Paid-In Capital [Member]	Feb. 28, 2009 Capital Stock and Additional Paid-In Capital [Member]	Mar. 03, 2012 Treasury Stock [Member]	Feb. 26, 2011 Treasury Stock [Member]	Feb. 27, 2010 Treasury Stock [Member]
Changes in issued and outstanding common shares
Capital stock outstanding, Shares, Beginning Balance	523,868,644			524,000,000	523,869,000	557,329,000	566,219,000
Treasury Stock, Beginning Balance	$ (160)								$ (160)	$ (94)
Treasury Stock Outstanding, Shares, Beginning Balance	2,752,890								2,753,000	1,459,000
Exercise of stock options	9	67	30		9	67	30
Exercise of stock options, Shares	291,000	3,737,000	3,408,000		291,000	3,737,000	3,408,000
Conversion of restricted share units, Shares							2,000
Stock-based compensation	97	72	58		97	72	58
Tax benefits related to stock-based compensation	(2)	(1)	2		(2)	(1)	2
Purchase of treasury stock, shares									6,317,000	1,471,000	1,459,000
Treasury stock vested					(17)	(10)
Treasury stock vested, Shares						2,000
Treasury stock vested					(17)	(10)			17	10
Release of treasury stock, shares									(359,000)	(177,000)
Common Shares Repurchased and Cancelled, Capital Stock, Value						(141)	(46)
Common shares repurchased, Shares	0					(37,199,000)	(12,300,000)
Common shares, authorized unlimited number of non-voting, redeemable, retractable Class A common shares and unlimited number of voting common shares issued - 524,159,844 voting common shares (February 26, 2011 - 523,868,644)	2,446	2,359			2,446	2,359	2,372	2,328
Common shares Issued, Ending Balance	2,446	2,359			2,446	2,359	2,372	2,328
Capital stock outstanding, Shares, Ending Balance	524,159,844	523,868,644		524,000,000	524,160,000	523,869,000	557,329,000
Treasury Stock, Ending Balance	(299)	(160)							(299)	(160)	(94)
Treasury Stock Outstanding, Shares, Ending Balance	8,711,010	2,752,890							8,711,000	2,753,000	1,459,000
Purchase of treasury stock	$ (156)	$ (76)	$ (94)						$ (156)	$ (76)	$ (94)